                       AMERIPRISE CERTIFICATE COMPANY

                              SEMIANNUAL REPORT
                               TO SHAREHOLDER

                                JUNE 30, 2005






                                                          Report Number C-100
                                                                  ACC Reports
                                                           September 15, 2005

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2005



TABLE OF CONTENTS
                                                                       Page

Balance Sheet                                                           2-3

Statement of Income                                                     4-5

Statement of Comprehensive Income                                         6

Statement of Shareholder's Equity                                         7

Statement of Cash Flows                                                   8

Investments of Securities in Unaffiliated Issuers                      9-24

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET
June 30, 2005                                                                        Unaudited
------------------------------------------------------------------------------------------------
                                                                                    (thousands)

ASSETS

QUALIFIED ASSETS

Investments in unaffiliated issuers:
  Cash and cash equivalents                                                         $  130,459
  Available-for-Sale securities, at fair value                                       6,181,572
  First mortgage loans on real estate and other loans, at cost                         440,391
  Certificate loans - secured by certificate reserves, at cost                          12,314
                                                                                   ------------

Total investments                                                                    6,764,736
                                                                                   ------------

Receivables:
  Dividends and interest                                                                45,256
  Investment securities sold                                                             6,668
                                                                                   ------------

Total receivables                                                                       51,924
                                                                                   ------------

Investment in Subsidiaries                                                                  10
Equity index options, purchased                                                         74,633
                                                                                   ------------

Total qualified assets                                                               6,891,303
                                                                                   ------------

OTHER ASSETS

Deferred taxes, net                                                                     36,156
Deferred distribution fees and other                                                       355
                                                                                   ------------

Total other assets                                                                      36,511
                                                                                   ------------

Total assets                                                                        $6,927,814
                                                                                   ============

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)

June 30, 2005                                                            Unaudited
-----------------------------------------------------------------------------------
                                                                        (thousands)

LIABILITIES AND SHAREHOLDER'S EQUITY

LIABILITIES

Certificate Reserves
Installment certificates:
  Reserves to mature                                                    $   99,943
  Additional credits and accrued interest                                    2,791
  Advance payments and accrued interest                                        379
  Other                                                                          1
Fully paid certificates:
  Reserves to mature                                                     6,281,827
  Additional credits and accrued interest                                   42,337
Due to unlocated certificate holders                                            46
                                                                       ------------

Total certificate reserves                                               6,427,324
                                                                       ------------

Accounts Payable and Accrued Liabilities:
  Due to Ameriprise Financial, Inc.                                          1,050
  Due to other affiliates                                                    1,029
  Payable for investment securities purchased                               43,897
  Equity index options, written                                             40,328
  Other accrued liabilities                                                 68,044
                                                                       ------------

Total accounts payable and accrued liabilities                             154,348
                                                                       ------------

Total liabilities                                                        6,581,672
                                                                       ------------

SHAREHOLDER'S EQUITY

Common stock, $10 par - authorized and
 issued 150,000 shares                                                       1,500
Additional paid-in capital                                                 323,844
Accumulated deficit:
  Appropriated for predeclared additional credits/interest                   2,747
  Unappropriated                                                            24,602
Accumulated other comprehensive loss, net of tax                            (6,551)
                                                                       ------------

Total shareholder's equity                                                 346,142
                                                                       ------------

Total liabilities and shareholder's equity                              $6,927,814
                                                                       ============

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME
Six Months Ended June 30, 2005                                   Unaudited
---------------------------------------------------------------------------
                                                                (thousands)

INVESTMENT INCOME FROM UNAFFILIATED INVESTMENTS
Interest income:
  Bonds and notes                                                 $130,707
  Mortgage loans on real estate and other loans                     13,686
  Certificate loans                                                    332
Dividends                                                              897
Equity index options                                                 1,903
Interest rate swap agreements                                         (124)
Other                                                                  470
                                                                 ----------

Total investment income                                            147,871
                                                                 ----------

INVESTMENT EXPENSES
Ameriprise Financial, Inc. and affiliated company fees:
  Distribution                                                      17,571
  Investment advisory and services                                   6,024
  Transfer agency                                                    1,899
  Depository                                                           174
Other                                                                1,321
                                                                 ----------

Total investment expenses                                           26,989
                                                                 ----------

NET INVESTMENT INCOME BEFORE PROVISION
 FOR CERTIFICATE RESERVES AND INCOME TAX PROVISION                $120,882
                                                                 ----------

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME (CONTINUED)
Six Months Ended June 30, 2005                                           Unaudited
-----------------------------------------------------------------------------------
                                                                        (thousands)

PROVISION FOR CERTIFICATE RESERVES
According to the terms of the certificates:
  Provision for certificate reserves                                      $  3,209
  Interest on additional credits                                               135
  Interest on advance payments                                                   7
Additional credits/interest authorized by ACC:
  On fully paid certificates                                                81,697
  On installment certificates                                                1,295
                                                                         ----------

Total provision for certificate reserves before reserve recoveries          86,343
Reserve recoveries from terminations prior to maturity                        (816)
                                                                         ----------

Net provision for certificate reserves                                      85,527
                                                                         ----------

NET INVESTMENT INCOME BEFORE INCOME TAX PROVISION                           35,355
INCOME TAX PROVISION                                                       (12,287)
                                                                         ----------

NET INVESTMENT INCOME                                                       23,068
                                                                         ----------

NET REALIZED GAIN ON INVESTMENTS

Securities of unaffiliated issuers before income tax provision               1,466
Income tax provision                                                          (513)
                                                                         ----------

NET REALIZED GAIN ON INVESTMENTS                                               953
                                                                         ----------

NET INCOME                                                                $ 24,021
                                                                         ==========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE INCOME
Six Months Ended June 30, 2005                                             Unaudited
-------------------------------------------------------------------------------------
                                                                          (thousands)

NET INCOME                                                                  $ 24,021
                                                                           ----------

OTHER COMPREHENSIVE (LOSS) INCOME

Unrealized losses on Available-for-Sale securities:
  Unrealized holding losses arising during period                            (31,466)
  Income tax benefit                                                          11,013
                                                                           ----------
    Net unrealized holding losses arising during period                      (20,453)
                                                                           ----------

  Reclassification adjustment for gains included in net income                  (451)
  Income tax expense                                                             158
                                                                           ----------
    Net reclassification adjustment for gains included in net income            (293)
                                                                           ----------

Net unrealized losses on Available-for-Sale securities                       (20,746)
                                                                           ----------

Unrealized loss on interest rate swaps:
  Unrealized holding loss arising during period                                 (515)
  Income tax benefit                                                             180
                                                                           ----------
    Net unrealized holding loss arising during period                           (335)
                                                                           ----------

  Reclassification adjustment for losses included in net income                  124
  Income tax benefit                                                             (43)
                                                                           ----------
    Net reclassification adjustment for losses included in net income             81
                                                                           ----------

Net unrealized loss on interest rate swaps                                      (254)
                                                                           ----------

Net other comprehensive loss                                                 (21,000)
                                                                           ----------


Total comprehensive income                                                  $  3,021
                                                                           ==========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY
Six Months Ended June 30, 2005                                 Unaudited
-------------------------------------------------------------------------
                                                              (thousands)

COMMON STOCK
  Balance at beginning and end of period                        $  1,500
                                                               ==========

ADDITIONAL PAID-IN CAPITAL
  Balance at beginning of period                                $323,844
  Return of capital to Ameriprise Financial, Inc.                      0
                                                               ----------

  Balance at end of period                                      $323,844
                                                               ==========

RETAINED EARNINGS
  APPROPRIATED FOR PREDECLARED ADDITIONAL
   CREDITS/INTEREST
    Balance at beginning of period                              $    549
    Transferred from unappropriated retained earnings              2,198
                                                               ----------

    Balance at end of period                                    $  2,747
                                                               ==========

  APPROPRIATED FOR ADDITIONAL INTEREST ON ADVANCE PAYMENTS
    Balance at beginning and end of period                      $     15
    Transferred to unappropriated retained earnings                  (15)
                                                               ----------

    Balance at end of period                                    $      -
                                                               ==========

  UNAPPROPRIATED
    Balance at beginning of period                              $  2,712
    Net income                                                    24,021
    Transferred from appropriated retained earnings               (2,131)
                                                               ----------

    Balance at end of period                                    $ 24,602
                                                               ==========

ACCUMULATED OTHER COMPREHENSIVE LOSS, NET OF TAX
  Balance at beginning of period                                $ 14,449
  Net other comprehensive loss                                   (21,000)
                                                               ----------

  Balance at end of period                                      $ (6,551)
                                                               ==========

TOTAL SHAREHOLDER'S EQUITY                                      $346,142
                                                               ==========

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS
Six Months Ended June 30, 2005                                          Unaudited
----------------------------------------------------------------------------------
                                                                       (thousands)

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                            $    24,021
Adjustments to reconcile net income to net
cash provided by operating activities:
  Interest added to certificate loans                                        (222)
  Amortization of premiums, accretion of discounts, net                     8,376
  Deferred taxes, net                                                       9,633
  Net realized gain on investments before income tax provision             (1,466)
  Changes in other operating assets and liabilities:
    Due to Ameriprise Financial, Inc.- federal income taxes                (8,752)
    Equity index options purchased and written, net                         9,161
    Dividends and interest receivable                                      (3,094)
    Other assets and liabilities, net                                      40,672
                                                                     -------------

Net cash provided by operating activities                                  78,329
                                                                     -------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale investments:
  Sales                                                                    71,426
  Maturities and redemptions                                              384,972
  Purchases                                                            (1,074,042)
Other investments:
  Sales                                                                    22,050
  Maturities and redemptions                                               54,398
  Purchases                                                               (55,473)
Certificate loans:
  Payments                                                                    668
  Fundings                                                                   (687)
Changes in amounts due to and from brokers, net                            20,592
                                                                     -------------

Net cash used in investing activities                                    (576,096)
                                                                     -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Payments from certificate owners                                        1,909,692
Net provision for certificate reserves                                     85,527
Certificate maturities and cash surrenders                             (1,402,205)
                                                                     -------------

Net cash provided by financing activities                                 593,014
                                                                     -------------

Net increase in Cash and Cash Equivalents                                  95,247
Cash and Cash Equivalents at beginning of period                           35,212
                                                                     -------------

Cash and cash equivalents at end of period                            $   130,459
                                                                     =============

AMERIPRISE CERTIFICATE COMPANY                                                                                     SCHEDULE 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
AT JUNE 30, 2005
(UNAUDITED)
(IN THOUSANDS, EXCEPT WHERE INDICATED OTHERWISE)

                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

SHORT TERMS OVER 90 DAYS

SHORT TERMS
ST Mortgage-Backed
FEDERAL HOME LOAN BANK                            2005      0.000%           30,000           29,950           29,950
                                                -------------------------------------------------------------------------------
TOTAL - ST MORTGAGE-BACKED                                                   30,000           29,950           29,950

                                                -------------------------------------------------------------------------------
TOTAL - SHORT TERMS                                                          30,000           29,950           29,950

                                                -------------------------------------------------------------------------------
TOTAL - SHORT TERMS OVER 90 DAYS                                             30,000           29,950           29,950

BONDS AND NOTES

U.S. GOVERNMENT                                                                   0                0                0
U.S. Government-Direct Obligations                                                0                0                0
FNMA COLLATERAL - MUNI                            2008      4.000%           15,000           14,994           14,952
FNMA COLLATERAL - MUNI                            2012      4.450%            8,547            8,547            8,511
US TREASURY                                       2006      5.625%              200              200              203
US TREASURY                                       2014      4.750%              165              172              175
                                                -------------------------------------------------------------------------------
TOTAL - U.S. GOVERNMENT-DIRECT OBLIGATIONS                                   23,912           23,913           23,841

                                                -------------------------------------------------------------------------------
TOTAL - U.S. GOVERNMENT                                                      23,912           23,913           23,841

MORTGAGE BACKED SECURITIES                                                        0                0                0
Mortgage Backed Securities                                                        0                0                0
ADJUSTABLE RATE MORTGAGE TRUST                    2035      3.594%            8,796            8,796            8,805
AESOP FUNDING II LLC AESOP_03-                    2009      3.720%            7,500            7,611            7,382 (d)
AESOP_05-4                                        2010      4.400%           18,000           17,994           18,126 (d)
AESOP_2003-2                                      2009      3.610%            4,700            4,628            4,641
AMCAR_04-BM                                       2011      2.670%            4,200            4,141            4,085
ARG FUNDING CORP                                  2007      3.710%            3,500            3,500            3,501 (d)
ARMT_2004-2                                       2035      5.276%            6,745            6,879            6,843
BAA_2003-1                                        2033      5.000%            6,373            6,410            6,389
BACM_03-1                                         2036      3.878%            9,262            9,204            9,141
BACM_2004-5                                       2041      4.176%           12,000           12,034           11,990
BALL_01-FM                                        2016      6.119%            3,352            3,352            3,536 (d)
BANK OF AMERICA MORTGAGE SECUR                    2033      4.178%           15,000           14,932           15,059
BANK ONE ISSUANCE TRUST BOIT                      2010      3.590%            9,750            9,798            9,807
BANK ONE ISSUANCE TRUST BOIT                      2011      3.540%           10,000           10,043           10,052
BANK ONE ISSUANCE TRUST BOIT                      2011      3.860%           13,400           13,398           13,323
BEAR STEARNS ALT-A TRUST BALTA                    2035      4.729%           13,788           13,760           13,729
BEAR STEARNS ALT-A TRUST BALTA                    2035      5.317%            4,720            4,749            4,759
BOAMS_04-B                                        2034      3.987%            9,399            9,369            9,169

                                   Page 9



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

BOAMS_04-F_2A6                                    2034      4.168%           10,000            9,767           10,175
BOAMS_04G                                         2034      4.603%            8,619            8,431            8,808
BOAMS_2004-E                                      2034      4.120%           15,000           14,883           14,878
BOAMS_2004-E                                      2034      4.043%            5,944            5,651            5,856
BOAMS_2004-H                                      2034      4.495%            4,880            4,817            4,896
BSARM_2003-2                                      2033      3.990%            9,125            9,191            9,076 (d)
BSCMS_03-TOP10                                    2040      4.000%            7,921            7,951            7,794
BSCMS_2004-PWR5                                   2042      4.254%            7,200            7,234            7,197
BVMBS_05-1                                        2035      4.475%           18,746           18,685           18,154
CARAT_2004-2                                      2007      3.120%           10,000            9,999            9,966
CARAT_2004-2                                      2009      3.920%           10,000            9,847            9,907
CDCSC_02-FX1                                      2019      5.252%            8,528            8,552            8,809
CENTEX HOME EQUITY CHECK_03-A                     2031      3.750%           14,000           13,787           13,918
CENTEX HOME EQUITY CHEC_01-A                      2029      6.470%            1,750            1,744            1,759
CFHE_03-2                                         2024      2.864%            4,229            4,223            4,212
CIT EQUIPMENT COLLATERAL 2004-                    2008      3.500%            5,000            5,000            4,938
CMAC_98-C1                                        2031      6.490%            9,055            9,679            9,529
CNH_05-A                                          2007      3.640%           20,500           20,500           20,436
COAFT_02-B                                        2009      3.320%           10,000           10,082            9,958
COMM_04-LNB3                                      2037      4.713%            7,500            7,528            7,606
COPAR_2004-3                                      2007      3.040%           10,000           10,000            9,981
COUNTRYWIDE HOME EQUITY LOAN C                    2034      3.500%            6,787            6,784            6,801
COUNTRYWIDE HOME LOANS CWHL_05                    2035      3.380%           10,125           10,125           10,125
CSFBMSC_04-C2                                     2036      3.819%            6,552            6,387            6,396
CWALT_05-24                                       2035      3.814%           14,957           15,115           15,042
CWALT_05-27                                       2035      2.036%           20,000           20,200           20,200
CWA_2004-33                                       2034      4.980%            7,845            7,979            7,946
CWA_2004-J7                                       2034      4.673%           10,000            9,989            9,864
CWHEL_04-K                                        2034      3.520%            6,492            6,502            6,508
CWHEL_04-R                                        2030      3.470%            8,272            8,272            8,282
CWHEL_04-U                                        2034      3.490%            8,285            8,285            8,299
CWHEL_05-A                                        2030      3.460%            8,759            8,759            8,769
CWHEL_05-B                                        2035      3.400%            9,236            9,236            9,238
CWHEL_2004-N                                      2034      3.500%            6,760            6,757            6,774
CWHEL_2004-S                                      2030      3.460%            8,152            8,152            8,157
CWHL_04-12                                        2034      4.644%            7,504            7,420            7,450
DART_05-2                                         2010      4.120%           15,000           14,999           15,016 (d)
DLJCMC_99-CG3                                     2032      7.120%            4,884            4,889            5,086
DRAT_04-1                                         2008      3.500%            5,000            5,000            4,988 (d)
DSLA_05-AR1                                       2045      3.510%            9,811            9,811            9,745
EQUITY ONE EQABS_2004-3                           2034      4.265%           10,000           10,060            9,927
EQUITY ONE EQABS_2004-3                           2034      5.100%           10,000           10,226           10,165
FANNIE MAE FNMA_02-9                              2042      5.000%            3,906            3,896            3,904
FANNIE MAE FNMA_03-28                             2022      5.000%            9,914           10,045            9,973
FANNIE MAE FNMA_04-3                              2034      3.750%           10,000           10,100            9,925
FANNIE MAE FNMA_05-40                             2030      5.000%           14,459           14,560           14,553
FANNIE MAE FNMA_99-8                              2014      6.000%            5,648            5,612            5,813
FHAMS_04-AA7                                      2035      4.742%            8,708            8,800            8,748
FHAMS_05-AA2                                      2035      5.177%           13,580           13,851           13,923
FHAT_2004-A4                                      2034      5.425%            8,046            8,165            8,222
FHLMC_2382                                        2030      5.500%            6,284            6,235            6,463
FHLMC_2473                                        2030      5.500%            2,670            2,663            2,677
FHLMC_2478                                        2021      5.250%            8,205            8,196            8,187
FHLMC_2619                                        2022      5.000%           21,285           21,696           21,521
FHLMC_2835                                        2032      4.500%           11,773           11,760           11,653

                                   Page 10



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

FHLMC_2872                                        2022      4.500%           10,000           10,019            9,950
FHLMC_2901                                        2033      4.500%            9,192            9,185            9,169
FHLMC_2907                                        2019      4.500%            9,294            9,290            9,305
FMGT_03-T5                                        2013      4.055%            7,227            7,227            7,268
FNMA COLLATERAL - MUNI                            2019      6.075%           14,900           15,254           15,253
FNMA COLLATERAL - MUNI                            2033      4.547%           11,256           11,094           11,178
FNMA COLLATERAL - MUNI                            2035      1.000%           10,000           10,063           10,063
FNMA COLLATERAL - MUNI 050973                     2009      6.000%            3,148            3,107            3,237
FNMA COLLATERAL - MUNI 105989                     2020      5.770%              325              335              334
FNMA COLLATERAL - MUNI 190726                     2033      5.066%            1,032            1,056            1,068
FNMA COLLATERAL - MUNI 249907                     2024      5.125%            1,148            1,163            1,193
FNMA COLLATERAL - MUNI 250670                     2011      7.000%              400              402              417
FNMA COLLATERAL - MUNI 250671                     2011      7.500%            1,106            1,107            1,159
FNMA COLLATERAL - MUNI 250857                     2012      7.000%            1,004            1,001            1,049
FNMA COLLATERAL - MUNI 252259                     2014      5.500%               76               75               78
FNMA COLLATERAL - MUNI 252344                     2014      5.500%            5,390            5,270            5,541
FNMA COLLATERAL - MUNI 252381                     2014      5.500%            5,234            5,111            5,379
FNMA COLLATERAL - MUNI 254010                     2008      5.500%            1,420            1,417            1,440
FNMA COLLATERAL - MUNI 254195                     2017      5.500%            8,155            8,133            8,378
FNMA COLLATERAL - MUNI 254508                     2012      5.000%           15,102           15,403           15,407
FNMA COLLATERAL - MUNI 254584                     2012      5.000%           23,284           23,643           23,755
FNMA COLLATERAL - MUNI 254586                     2013      5.000%           36,132           36,947           36,862
FNMA COLLATERAL - MUNI 254590                     2018      5.000%           28,078           28,299           28,426
FNMA COLLATERAL - MUNI 254591                     2018      5.500%           15,420           15,946           15,840
FNMA COLLATERAL - MUNI 254663                     2013      5.000%            5,132            5,207            5,235
FNMA COLLATERAL - MUNI 254719                     2018      4.500%          101,569          102,444          101,469
FNMA COLLATERAL - MUNI 254720                     2018      4.500%           78,461           78,840           78,237
FNMA COLLATERAL - MUNI 303259                     2025      4.405%            1,069            1,097            1,064
FNMA COLLATERAL - MUNI 303445                     2009      5.500%            2,060            2,011            2,108
FNMA COLLATERAL - MUNI 303970                     2024      6.000%            4,033            3,980            4,148
FNMA COLLATERAL - MUNI 313042                     2011      7.000%              850              852              887
FNMA COLLATERAL - MUNI 313522                     2012      7.000%            2,038            2,045            2,136
FNMA COLLATERAL - MUNI 313561                     2012      8.000%            1,195            1,212            1,274
FNMA COLLATERAL - MUNI 323290                     2013      6.000%              190              189              197
FNMA COLLATERAL - MUNI 323748                     2014      6.500%            3,119            3,057            3,248
FNMA COLLATERAL - MUNI 323833                     2014      6.000%            1,639            1,625            1,696
FNMA COLLATERAL - MUNI 36225                      2016      9.000%               12               12               13
FNMA COLLATERAL - MUNI 367005                     2012      7.000%              829              824              869
FNMA COLLATERAL - MUNI 386642                     2008      3.930%           11,691           11,984           11,576
FNMA COLLATERAL - MUNI 509806                     2014      6.500%            1,241            1,229            1,293
FNMA COLLATERAL - MUNI 51617                      2017     10.000%               12               12               13
FNMA COLLATERAL - MUNI 545249                     2016      5.500%            9,805            9,843           10,073
FNMA COLLATERAL - MUNI 545303                     2016      5.000%           10,842           10,690           10,981
FNMA COLLATERAL - MUNI 545400                     2017      5.500%           13,111           13,046           13,469
FNMA COLLATERAL - MUNI 545492                     2022      5.500%            3,835            3,797            3,916
FNMA COLLATERAL - MUNI 545679                     2022      5.500%            8,086            7,873            8,257
FNMA COLLATERAL - MUNI 545786                     2032      5.581%            2,935            2,947            2,866
FNMA COLLATERAL - MUNI 555366                     2018      4.500%          122,297          123,348          121,887
FNMA COLLATERAL - MUNI 555724                     2018      4.500%           11,736           11,679           11,691
FNMA COLLATERAL - MUNI 566074                     2031      5.686%            1,314            1,313            1,323
FNMA COLLATERAL - MUNI 584507                     2031      5.672%            1,228            1,222            1,269
FNMA COLLATERAL - MUNI 584829                     2016      6.000%            3,194            3,171            3,304
FNMA COLLATERAL - MUNI 585743                     2016      5.500%            9,053            9,096            9,300
FNMA COLLATERAL - MUNI 616220                     2016      5.000%            8,265            8,111            8,371
FNMA COLLATERAL - MUNI 617270                     2017      5.000%            9,104            8,995            9,222

                                   Page 11



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

FNMA COLLATERAL - MUNI 620293                     2032      5.498%            3,564            3,533            3,569
FNMA COLLATERAL - MUNI 622462                     2016      5.500%            7,178            7,091            7,374
FNMA COLLATERAL - MUNI 623866                     2017      5.000%           10,358           10,329           10,492
FNMA COLLATERAL - MUNI 625943                     2017      5.000%           15,136           15,094           15,323
FNMA COLLATERAL - MUNI 626925                     2018      4.500%            4,388            4,427            4,371
FNMA COLLATERAL - MUNI 651629                     2032      5.122%            1,967            1,971            1,991
FNMA COLLATERAL - MUNI 653342                     2032      5.285%            1,318            1,324            1,349
FNMA COLLATERAL - MUNI 654158                     2032      4.967%            4,346            4,353            4,470
FNMA COLLATERAL - MUNI 654195                     2032      4.913%            5,034            5,038            5,067
FNMA COLLATERAL - MUNI 655646                     2032      5.778%            2,783            2,786            2,807
FNMA COLLATERAL - MUNI 655798                     2032      5.260%            6,513            6,499            6,586
FNMA COLLATERAL - MUNI 661349                     2032      5.399%            2,172            2,177            2,225
FNMA COLLATERAL - MUNI 661501                     2032      5.138%            2,476            2,486            2,507
FNMA COLLATERAL - MUNI 661744                     2032      5.355%            3,737            3,753            3,785
FNMA COLLATERAL - MUNI 664521                     2032      5.109%            4,908            4,927            4,975
FNMA COLLATERAL - MUNI 664750                     2032      4.970%            3,016            3,023            3,051
FNMA COLLATERAL - MUNI 670731                     2032      5.313%            6,794            6,821            7,048
FNMA COLLATERAL - MUNI 670779                     2032      5.126%            7,018            7,061            7,035
FNMA COLLATERAL - MUNI 670890                     2032      4.718%            8,409            8,438            8,644
FNMA COLLATERAL - MUNI 670912                     2032      5.068%            6,752            6,773            7,000
FNMA COLLATERAL - MUNI 670947                     2032      4.683%            8,224            8,260            8,453
FNMA COLLATERAL - MUNI 677680                     2018      4.500%           32,138           32,418           32,031
FNMA COLLATERAL - MUNI 685479                     2018      4.500%           26,663           26,839           26,561
FNMA COLLATERAL - MUNI 694852                     2033      5.010%            7,535            7,670            7,631
FNMA COLLATERAL - MUNI 70007                      2017      4.067%              213              216              214
FNMA COLLATERAL - MUNI 701161                     2018      4.500%           19,223           19,353           19,149
FNMA COLLATERAL - MUNI 70117                      2017      4.292%               86               87               86
FNMA COLLATERAL - MUNI 701269                     2018      4.500%           20,575           20,713           20,496
FNMA COLLATERAL - MUNI 703991                     2018      4.500%           21,159           21,298           21,078
FNMA COLLATERAL - MUNI 704592                     2018      5.000%           12,734           13,153           12,887
FNMA COLLATERAL - MUNI 70694                      2005      9.500%               11               11               11
FNMA COLLATERAL - MUNI 708635                     2018      5.000%            9,151            9,449            9,261
FNMA COLLATERAL - MUNI 708646                     2018      4.500%           12,027           12,061           11,981
FNMA COLLATERAL - MUNI 722779                     2033      4.411%           14,091           14,121           14,343
FNMA COLLATERAL - MUNI 725558                     2034      4.582%            4,703            4,657            4,705
FNMA COLLATERAL - MUNI 725694                     2034      4.779%            6,738            6,600            6,708
FNMA COLLATERAL - MUNI 725719                     2033      4.849%            9,587            9,548            9,632
FNMA COLLATERAL - MUNI 730652                     2018      4.500%           19,779           20,072           19,703
FNMA COLLATERAL - MUNI 73227                      2005      6.700%              151              150              158
FNMA COLLATERAL - MUNI 733525                     2033      3.955%           14,751           14,139           14,345
FNMA COLLATERAL - MUNI 739194                     2033      5.067%            5,158            5,174            5,216
FNMA COLLATERAL - MUNI 743856                     2033      4.727%            3,799            3,804            3,796
FNMA COLLATERAL - MUNI 758873                     2033      4.502%            7,710            7,621            7,644
FNMA COLLATERAL - MUNI 774968                     2034      4.760%            4,098            4,148            4,064
FNMA COLLATERAL - MUNI 794787                     2034      5.204%           13,491           13,671           13,740
FNMA COLLATERAL - MUNI 799733                     2034      5.044%            7,247            7,376            7,329
FNMA COLLATERAL - MUNI 801917                     2034      5.028%           12,626           12,693           12,749
FNMA COLLATERAL - MUNI 804561                     2034      4.446%            8,978            9,000            8,971
FNMA COLLATERAL - MUNI 809532                     2035      4.942%           10,244           10,322           10,301
FNMA COLLATERAL - MUNI 88879                      2019      4.810%              322              327              325
FNMA COLLATERAL - MUNI 89125                      2019      4.250%              955              973              978
FNMA_02-10                                        2042      5.000%            5,556            5,546            5,560
FNMA_03-18                                        2043      4.610%           15,000           15,094           15,194
FNMA_04-81                                        2020      4.350%           12,500           12,514           12,482
FNMA_04-89                                        2022      4.500%           10,000            9,940            9,978

                                   Page 12



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

FNMA_2004-W8                                      2044      4.572%            9,000            9,020            8,983
FREDDIE MAC 1B0183                                2031      5.429%            2,946            2,911            2,975
FREDDIE MAC 350190                                2022      5.375%              329              344              333
FREDDIE MAC 405014                                2019      4.253%              131              131              132
FREDDIE MAC 405092                                2019      4.174%              169              168              171
FREDDIE MAC 405185                                2018      4.413%              363              362              366
FREDDIE MAC 405243                                2019      5.036%              140              142              142
FREDDIE MAC 405360                                2019      4.849%               50               51               51
FREDDIE MAC 405437                                2019      4.150%              110              109              111
FREDDIE MAC 405455                                2019      3.970%              125              126              126
FREDDIE MAC 405615                                2019      3.900%              266              269              268
FREDDIE MAC 605041                                2019      5.267%               25               26               26
FREDDIE MAC 605048                                2018      4.350%              144              144              145
FREDDIE MAC 605432                                2017      3.961%              146              146              147
FREDDIE MAC 605433                                2017      4.886%              290              291              293
FREDDIE MAC 605454                                2017      3.316%              547              546              546
FREDDIE MAC 606024                                2019      4.235%              294              291              297
FREDDIE MAC 606025                                2019      3.797%              943              945              948
FREDDIE MAC 630074                                2018      3.750%               98               98               98
FREDDIE MAC 780514                                2033      5.024%           16,798           17,247           16,969
FREDDIE MAC 780845                                2033      4.557%            8,258            8,023            8,195
FREDDIE MAC 780903                                2033      4.558%            8,125            8,048            8,048
FREDDIE MAC 781884                                2034      5.182%           53,838           54,507           54,450
FREDDIE MAC 785363                                2025      4.876%              549              554              566
FREDDIE MAC 785619                                2026      4.250%              263              264              271
FREDDIE MAC 785634                                2026      4.500%              207              208              212
FREDDIE MAC 788941                                2031      5.590%              792              780              793
FREDDIE MAC 840031                                2019      3.500%               12               12               12
FREDDIE MAC 840035                                2019      4.210%              127              127              129
FREDDIE MAC 840036                                2019      4.127%              304              306              310
FREDDIE MAC 840072                                2019      4.794%              399              398              401
FREDDIE MAC 845154                                2022      4.031%              399              411              412
FREDDIE MAC 845523                                2023      4.165%              365              374              374
FREDDIE MAC 845654                                2024      4.805%            1,005            1,015            1,035
FREDDIE MAC 845730                                2023      4.585%            1,423            1,472            1,457
FREDDIE MAC 845733                                2024      5.032%            1,163            1,184            1,189
FREDDIE MAC 846072                                2029      4.479%              486              499              493
FREDDIE MAC 846107                                2025      4.977%              561              572              577
FREDDIE MAC 865008                                2018      5.924%              667              678              686
FREDDIE MAC FHLMC_2393                            2030      5.500%            1,658            1,653            1,658
FREDDIE MAC FHLMC_2542                            2022      5.500%           14,664           14,970           14,905
FREDDIE MAC FHLMC_2548                            2022      5.500%           38,313           38,873           39,077
FREDDIE MAC FHLMC_2550                            2022      5.500%           10,872           11,046           11,099
FREDDIE MAC FHLMC_2556                            2022      5.500%           46,692           47,481           47,354
FREDDIE MAC FHLMC_2558                            2022      5.500%           14,031           14,236           14,395
FREDDIE MAC FHLMC_2574                            2022      5.000%           10,666           10,829           10,811
FREDDIE MAC FHLMC_2586                            2023      5.500%           14,125           14,414           14,535
FREDDIE MAC FHLMC_2595                            2022      5.500%           97,916           99,886          100,441
FREDDIE MAC FHLMC_2597                            2022      5.500%           42,409           43,297           43,534
FREDDIE MAC FHLMC_2603                            2022      5.500%           36,125           36,874           36,905
FREDDIE MAC FHLMC_2770                            2032      3.750%           10,000            9,959            9,728
FREDDIE MAC FHR_2931-QA                           2015      4.500%           15,972           16,152           16,063
FREDDIE MAC GOLD C90581                           2022      5.500%            4,362            4,330            4,455
FREDDIE MAC GOLD C90582                           2022      5.500%            2,789            2,769            2,848
FREDDIE MAC GOLD E00151                           2007      7.500%              226              228              233

                                   Page 13



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

FREDDIE MAC GOLD E00383                           2010      7.000%            1,052            1,050            1,102
FREDDIE MAC GOLD E00388                           2010      7.000%              603              597              632
FREDDIE MAC GOLD E00426                           2011      6.500%              622              617              647
FREDDIE MAC GOLD E00484                           2012      6.500%              516              506              536
FREDDIE MAC GOLD E01140                           2017      6.000%           12,672           13,100           13,103
FREDDIE MAC GOLD E76761                           2014      6.500%            2,436            2,400            2,535
FREDDIE MAC GOLD E77557                           2014      6.500%              188              184              196
FREDDIE MAC GOLD E80594                           2014      6.500%              317              311              330
FREDDIE MAC GOLD E90153                           2017      6.000%            3,291            3,421            3,403
FREDDIE MAC GOLD E90154                           2017      6.000%            7,363            7,655            7,613
FREDDIE MAC GOLD E91041                           2017      5.000%            9,839            9,854            9,960
FREDDIE MAC GOLD E91491                           2012      5.000%            6,061            6,183            6,139
FREDDIE MAC GOLD E93341                           2012      5.000%           18,166           18,710           18,402
FREDDIE MAC GOLD E95403                           2018      5.000%            9,356            9,672            9,472
FREDDIE MAC GOLD E95556                           2013      4.500%            5,945            6,127            5,927
FREDDIE MAC GOLD E95562                           2013      4.500%           10,847           11,169           10,816
FREDDIE MAC GOLD E95671                           2018      5.000%           12,738           13,141           12,891
FREDDIE MAC GOLD E96172                           2013      4.500%           33,482           34,550           33,604
FREDDIE MAC GOLD G10364                           2010      7.000%            1,051            1,046            1,099
FREDDIE MAC GOLD G10369                           2010      6.500%            2,671            2,647            2,777
FREDDIE MAC GOLD G10439                           2011      6.500%              316              310              328
FREDDIE MAC GOLD G10665                           2012      7.000%            3,958            3,948            4,145
FREDDIE MAC GOLD G10949                           2014      6.500%            1,464            1,445            1,523
FREDDIE MAC GOLD G11004                           2015      7.000%              540              537              565
FREDDIE MAC GOLD G11193                           2016      5.000%            6,831            6,734            6,919
FREDDIE MAC GOLD G11298                           2017      5.000%            9,768            9,786            9,888
FREDDIE MAC GOLD G30227                           2023      5.500%           10,736           11,163           10,962
GCCF_02-C1                                        2013      3.357%            3,532            3,530            3,486
GCCF_03-C2                                        2036      4.022%            6,000            6,089            5,943
GECAF_2003-1A                                     2015      3.864%           10,000           10,106            9,997 (d)
GECAF_2004-1A                                     2013      3.484%           10,000           10,000           10,000 (d)
GECCMC_04-C2                                      2040      4.119%           12,700           12,541           12,594
GINNIE MAEII 8157                                 2023      4.375%              653              664              663
GINNIE MAEII 8206                                 2017      4.375%              282              278              286
GINNIE MAEII 8240                                 2017      3.750%              123              119              124
GINNIE MAEII 8251                                 2017      3.750%               11               11               11
GINNIE MAEII 8274                                 2017      4.125%              393              387              398
GINNIE MAEII 8283                                 2017      4.125%               52               51               53
GINNIE MAEII 8293                                 2017      4.125%               99               97              100
GINNIE MAEII 8341                                 2018      3.375%               20               20               20
GINNIE MAEII 8353                                 2018      3.375%              218              213              216
GINNIE MAEII 8365                                 2018      3.375%              267              258              265
GINNIE MAEII 8377                                 2018      3.750%              105              102              105
GINNIE MAEII 8428                                 2018      4.125%               37               36               37
GINNIE MAEII 8440                                 2018      4.125%              160              159              162
GINNIE MAEII 8638                                 2025      3.375%              675              681              670
GMACCMSI_2004-C3                                  2041      4.207%            8,000            8,035            7,948
GMHE_2004-AR2                                     2034      4.432%            8,235            8,258            8,221
GMHE_2004-AR2                                     2034      5.253%           11,570           11,585           11,776
GNMA_02-48                                        2030      5.750%            1,537            1,532            1,542
GNMA_02-81                                        2025      3.815%           11,330           11,266           11,119
GNMA_03-17                                        2018      2.578%            9,026            8,980            8,676
GNMA_04-10                                        2031      4.043%            9,760            9,715            9,604
GNMA_04-19                                        2034      4.500%           13,395           13,447           13,468
GNMA_04-77                                        2020      4.585%            9,605            9,808            9,659

                                   Page 14



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

GNMA_05-02                                        2019      4.116%           11,766           11,766           11,695
GNMA_05-10                                        2021      4.031%            7,401            7,401            7,330
GNMA_2004-23                                      2027      3.629%           14,602           14,599           14,152
GNMA_2004-45                                      2021      4.020%            9,515            9,454            9,395
GNMA_2004-60                                      2018      4.104%            9,573            9,573            9,521
GNMA_2004-XX                                      2020      2.913%           10,765           10,474           10,379
GPMF_05-AR1                                       2045      3.554%           19,335           19,335           19,335
GSMS_2004-GG2                                     2038      4.602%           11,765           11,911           11,906
GSR_04-10F                                        2019      4.500%            6,165            6,212            6,149
GSR_05-AR1                                        2035      4.981%           18,357           18,475           18,441
GSR_05-AR3                                        2035      5.059%           14,882           14,954           15,026
HARBORVIEW MORTGAGE LOAN TRUST                    2034      4.804%            8,594            8,662            8,424
HERTZ CORP                                        2009      3.230%           15,000           14,996           14,594 (d)
HLMLT_2004-2                                      2035      3.540%            8,600            8,600            8,615
HOND_2004-3                                       2008      2.910%            7,500            7,499            7,406
HVMLT_04-11                                       2035      3.610%           13,798           13,798           13,828
HVMLT_04-5                                        2034      4.008%           10,000            9,668            9,861
HVMLT_05-2                                        2035      3.480%            9,857            9,857            9,842
HVMLT_2004-10                                     2035      5.295%            6,627            6,695            6,738
HVMLT_2004-6                                      2034      4.774%            6,420            6,374            6,360
HVML_2004-4                                       2034      2.975%            7,268            7,186            7,214
IMM_05-2                                          2035      3.574%            9,596            9,596            9,609
IMPAC CMB TRUST IMM_05-5                          2035      3.580%            8,000            8,000            8,000
INDX_04-AR12                                      2034      3.704%           11,369           11,410           11,379
INDX_04-AR8                                       2034      3.714%           13,623           13,668           13,623
INDX_05-AR1                                       2035      5.316%            8,841            8,996            9,057
INDX_05-AR2                                       2035      3.654%            9,421            9,421            9,421
INDYMAC INDX MORTGAGE LOAN TRU                    2035      5.213%            9,513            9,628            9,704
JPMCCMSC_03-CIBC6                                 2037      4.393%            8,819            8,716            8,825
JPMCC_02-CIB5                                     2037      4.372%            8,877            8,957            8,923
JPMCC_04-C2                                       2041      4.278%            8,490            8,487            8,502
JPMCMFC_04-C1                                     2038      3.053%            5,879            5,769            5,722
JPMCMFC_99-C7                                     2035      6.180%            1,543            1,542            1,574
LB COMM CONDUIT MORT TRUST LBC                    2035      5.870%            1,529            1,527            1,534
LB-UBS COMM MORT TRUST LBUBSCM                    2026      5.969%            7,500            7,514            7,787
LB-UBS COMM MORT TRUST LBUBSCM                    2026      4.904%            7,500            7,517            7,630
LB-UBS COMM MORT TRUST LBUBSCM                    2026      4.023%            5,500            5,514            5,476
LB-UBS COMM MORT TRUST LBUBSCM                    2026      4.071%            8,642            8,696            8,592
LB-UBS COMM MORT TRUST LBUBSCM                    2027      4.064%           10,000           10,029            9,930
LB-UBS COMM MORT TRUST LBUBSCM                    2027      3.636%           12,971           13,013           12,779
LB-UBS COMM MORT TRUST LBUBSCM                    2027      4.207%            9,680            9,699            9,668
LBUBSCMT_2004-C4                                  2029      4.567%           10,000           10,106           10,112
LBUBSCMT_2004-C7                                  2029      3.625%            6,718            6,747            6,643
LBUBSCMT_2004-C8                                  2029      4.201%           18,425           18,218           18,363
LBUBS_05-C1                                       2035      4.310%           13,100           12,967           13,093
LEHMAN ABS CORPORATION LABS_05                    2034      3.494%            7,676            7,676            7,676
LIFT - LEASE INVESTMENT FLIGHT                    2016      3.650%            3,306            3,306            3,127
MARM_04-7                                         2034      3.754%           16,224           16,285           16,269
MARM_05-1                                         2035      5.189%           14,371           14,650           14,614
MBNA CREDIT CARD MASTER NOTE T                    2010      3.660%           10,000           10,059           10,086
MERRILL LYNCH MORT INVEST INC                     2033      4.086%           10,000            9,979           10,019
MLCC MORTGAGE INVESTORS MLCC_0                    2030      3.544%           10,851           10,851           10,864
MLCC_2004-1                                       2034      4.763%            4,648            4,663            4,661
MLMI_05-A1                                        2034      4.647%            9,434            9,472            9,457
MLMI_05-A2                                        2035      4.505%           14,407           14,412           14,336

                                   Page 15



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

MORGAN STANLEY CAPITAL I MSDWC                    2040      3.270%            8,616            8,648            8,266
MSAC_2004-OP1                                     2034      3.894%           10,000           10,000           10,017
MSALT_2004-HB2                                    2009      2.940%            4,670            4,670            4,603
MSC 2004-IQ8 A3                                   2040      4.500%            7,000            7,029            7,013
MSCI_00-HG                                        2005      7.826%            2,500            2,499            2,538 (d)
MSCI_04-HQ4                                       2040      4.220%            7,000            7,006            6,970
MSDWCI_02-IQ2                                     2035      5.160%            1,803            1,804            1,832
MSDWCI_02-TOP7                                    2039      5.380%            4,082            4,113            4,240
MSDWCI_04-T13                                     2045      3.940%           15,000           14,717           14,741
MSM_2004-10AR                                     2034      4.826%            8,610            8,713            8,702
MSM_2004-10AR                                     2034      5.142%            9,184            9,356            9,334
MSM_2004-6AR                                      2034      4.409%            7,468            7,403            7,575
NPF XII INC NPF12_00-2                            2006      3.531%           10,000              371              371 (d)(e)
NSLT_2001-A                                       2012      5.760%           10,238           10,543           10,523
POPLR_05-3                                        2035      4.437%           10,060           10,060           10,074
PROVIDIAN GATEWAY MASTER TRUST                    2011      3.350%            5,000            4,999            4,918 (d)
RALI_05-QA2                                       2035      5.087%           14,540           14,699           14,734
RALI_2004-QR1                                     2034      5.250%            8,626            8,699            8,603
RALI_2004-QS5                                     2034      4.750%            6,176            6,154            6,182
RASC_04-KS12                                      2035      3.844%            7,000            7,000            7,022
RASC_04-KS9                                       2034      3.604%           14,925           14,940           14,963
RASC_2004-KS11                                    2034      4.314%           10,750           10,750           10,788
RESTRUCTURED ASSET SECURITIES                     2030      4.000%            7,978            7,945            7,789
RFMSI_03-QS2                                      2033      4.500%            7,786            7,712            7,574
RFMSI_04-KS9                                      2034      4.620%           11,000           10,998           10,989
SASC_2003-24A                                     2033      5.580%            3,623            3,694            3,680
SASC_2004-18H                                     2034      4.750%           10,000           10,115            9,935
SAST_2004-3                                       2034      3.494%            5,882            5,882            5,883
SMALL BUSINESS ADMIN                              2022      4.750%            4,222            4,306            4,280
SMALL BUSINESS ADMIN                              2013      3.900%            2,654            2,688            2,632
SMALL BUSINESS ADMIN                              2014      3.870%            6,344            6,418            6,291
STRUCTURED ADJUSTABLE RATE MOR                    2034      4.935%            9,941           10,061            9,956
TMCL_05-1A                                        2020      3.470%           19,833           19,833           19,833 (d)
TOPT_01-TZH                                       2013      6.522%            5,000            4,997            5,188 (d)
WAMU_04-AR10                                      2044      3.754%           13,218           13,267           13,262
WAMU_04-AR12                                      2044      3.515%           18,735           18,799           18,792
WAMU_05-AR2                                       2045      3.546%            4,698            4,698            4,694
WAMU_05-AR3                                       2035      4.656%           14,244           14,309           14,492
WAMU_2004-AR4                                     2034      3.808%           10,000            9,775            9,906
WASHINGTON MUTUAL WAMU_03-A10                     2033      4.075%           15,000           14,788           15,046
WASHINGTON MUTUAL WAMU_03-A11                     2033      3.985%            7,500            7,493            7,416
WASHINGTON MUTUAL WAMU_03-A12                     2034      3.961%           12,500           12,490           12,437
WASHINGTON MUTUAL WAMU_03-AR3                     2033      3.927%           10,000           10,000            9,883
WASHINGTON MUTUAL WAMU_04-AR5-                    2034      3.855%           10,000            9,663            9,988
WASHINGTON MUTUAL WAMU_04-AR7                     2034      3.953%           10,000            9,695            9,882
WASHINGTON MUTUAL WAMU_04-S3                      2034      5.500%           16,716           17,109           16,973
WASHINGTON MUTUAL WAMU_05-AR1                     2045      3.564%           14,323           14,323           14,321
WASHINGTON MUTUAL WAMU_05-AR4                     2035      4.683%           10,000            9,957           10,251
WASHINGTON MUTUAL WAMU_05-AR9                     2045      3.660%           10,000           10,000           10,000
WBCMT_2004-C11                                    2041      3.333%            8,209            8,147            8,081
WFMBS_04-DD                                       2035      4.540%            5,761            5,773            5,939
WFMBS_04-P                                        2034      4.285%            7,892            7,735            7,736
WFMBS_05-AR10                                     2035      4.111%           14,404           14,293           14,337
WFMBS_05-AR2                                      2035      4.562%            5,498            5,520            5,581
WFMBS_05-AR2                                      2035      4.962%            7,268            7,329            7,407

                                   Page 16



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

WFMBS_05-AR4                                      2035      4.541%           14,478           14,440           14,388
WFMBS_2004-0                                      2034      4.918%            8,595            8,524            8,561
WFMBS_2004-CC                                     2035      4.971%            9,445            9,480            9,498
WFMBS_2004-W                                      2034      4.611%           20,000           20,142           20,076
WFOT_03-4                                         2008      2.390%            5,000            5,000            4,981
                                                -------------------------------------------------------------------------------
TOTAL - MORTGAGE BACKED SECURITIES                                        3,669,267        3,678,677        3,677,776

                                                -------------------------------------------------------------------------------
TOTAL - MORTGAGE BACKED SECURITIES                                        3,669,267        3,678,677        3,677,776

MUNICIPAL BONDS
New Jersey                                                                        0                0                0

NEW JERSEY STATE TRNPK AUTH                       2009      3.140%            4,000            4,000            3,879
                                                -------------------------------------------------------------------------------
TOTAL - NEW JERSEY                                                            4,000            4,000            3,879

New York                                                                          0                0                0

NEW YORK CITY GO - LT                             2008      3.000%            5,000            5,003            4,832
                                                -------------------------------------------------------------------------------
TOTAL - NEW YORK                                                              5,000            5,003            4,832

Pennsylvania                                                                      0                0                0

WYOMING VALLEY PA SANI AUTH WT                    2007      5.125%               45               45               46
                                                -------------------------------------------------------------------------------
TOTAL - PENNSYLVANIA                                                             45               45               46

                                                -------------------------------------------------------------------------------
TOTAL - MUNICIPAL BONDS                                                       9,045            9,048            8,757

CORPORATE DEBT SECURITIES
Corporate - Finance                                                               0                0                0
ALLIANCE CAPITAL MGMT  -LP                        2006      5.625%           12,500           12,483           12,716
ALLSTATE CORP                                     2006      5.375%            5,000            4,995            5,099
ALLSTATE FINANCIAL GLOBAL FUND                    2008      4.250%            5,000            4,994            5,010 (d)
AMB PROPERTY LP                                   2005      7.200%            5,000            4,999            5,069
AMERICAN GENERAL FINANCE CORP                     2007      4.500%            7,500            7,489            7,540
AMERICAN GENERAL FINANCE CORP                     2008      2.750%            7,500            7,439            7,178
ASSOCIATED BK GREEN BAY                           2007      3.700%            6,000            5,969            6,005
BANK OF AMERICA CORP                              2010      7.800%            5,000            5,705            5,719
BANK OF AMERICA CORP                              2009      5.875%            5,000            5,303            5,284
BANK OF NEW YORK CO INC                           2007      5.200%            7,000            7,047            7,133
BANK OF NEW YORK CO INC                           2009      3.625%           10,000            9,980            9,859
BANK ONE NA - CHICAGO                             2008      3.700%           19,000           19,128           18,838
BANKNORTH GROUP INC                               2008      3.750%            8,650            8,698            8,591
BEAR STEARNS COMPANIES INC                        2008      4.000%           10,000           10,316            9,956
BERKSHIRE HATHAWAY                                2008      3.375%           17,500           17,459           17,026
CAMDEN PROPERTY TRUST                             2009      4.700%            3,750            3,745            3,759
CAMDEN PROPERTY TRUST                             2010      4.375%           10,000           10,016            9,866
CAPITAL ONE BANK                                  2006      6.875%            8,800            8,936            8,939
CLOROX COMPANY                                    2010      4.200%           27,660           27,659           27,705
COUNTRYWIDE FUNDING CORP                          2006      5.500%            5,000            4,994            5,075
CREDIT SUISSE FIRST BOSTON USA                    2008      4.625%           15,000           15,242           15,162
CRYSTAL US HOLDINGS                               2014      9.625%                0                0                0 (d)
DIAGEO CAPITAL PLC                                2007      3.500%            4,000            3,996            3,946
DIAGEO CAPITAL PLC                                2008      3.375%           10,000            9,958            9,804
EOP OPERATING LP                                  2007      7.750%           10,762           11,696           11,556
ERAC USA FINANCE COMPANY                          2008      7.350%           14,658           16,006           15,815 (d)
ERP OPERATING LP                                  2009      4.750%           12,500           12,482           12,633

                                   Page 17



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

FIFTH THIRD BANCORP                               2008      3.375%           12,000           11,929           11,742
FLEETBOSTON FINANCIAL CORP                        2007      4.200%           11,000           11,099           11,027
FLEETBOSTON FINANCIAL CORP                        2005      7.250%            2,900            2,930            2,920
FORD MOTOR CREDIT CO                              2006      6.875%            5,000            5,014            5,050
GOLDMAN SACHS                                     2005      7.625%           10,000           10,021           10,048
GOLDMAN SACHS                                     2012      6.600%           10,000           10,136           11,114
HOUSEHOLD FINANCE CORP                            2006      6.500%            2,000            1,999            2,029
HOUSEHOLD FINANCE CORP                            2007      5.750%            5,000            4,962            5,128
HOUSEHOLD FINANCE CORP                            2008      4.625%           12,000           12,213           12,121
HSBC BANK USA                                     2009      3.875%           20,000           19,894           19,718
INDESIT COMPANY SPA                               2009      5.170%           19,000           19,000           19,048 (d)
JP MORGAN CHASE & COMPANY                         2008      4.000%           10,000           10,030            9,949
JP MORGAN CHASE & COMPANY                         2009      3.500%           10,000            9,955            9,753
KELLOGG UK HOLDING CO LIMITED                     2006      4.490%            5,600            5,600            5,601 (d)
KEY BANK OF NY                                    2008      7.500%            9,000           10,212            9,923
LA QUINTA PROPERTIES                              2012      7.000%            2,501            2,661            2,585 (b)
M & I MARSHALL & ILSLEY BANK                      2009      3.950%           21,500           21,471           21,336
MARSHALL & ILSLEY CORPORATION                     2006      5.750%           10,000            9,998           10,198
MBNA AMERICA BANK NA                              2005      7.750%            6,000            5,999            6,044 (d)
MBNA CORP                                         2008      4.625%            5,000            4,995            5,069
MERRILL LYNCH & CO INC                            2009      4.750%           10,000            9,986           10,213
MERRILL LYNCH & CO INC                            2008      3.700%            7,500            7,644            7,413
MERRILL LYNCH & CO INC                            2010      4.500%            2,000            2,008            2,009
MERRILL LYNCH AIG CBO                             2010      0.000%            6,500                0                0 (b)(e)
MERRILL LYNCH ELLIOTT & PAIGE                     2010      0.000%           11,000                0                0 (b)(d)(e)
METROPOLITAN LIFE GLOBAL FUNDI                    2010      4.500%           20,000           19,944           20,129 (d)
MGIC INVESTMENT CORP/WI                           2005      7.500%            7,000            6,998            7,066
MORGAN STANLEY                                    2006      6.100%            5,000            4,999            5,082
MORGAN STANLEY                                    2007      5.800%            5,000            4,994            5,139
NATIONAL WESTMINSTER BANK PLC                     2009      7.375%           12,650           14,380           14,163
NATIONWIDE BLDG SOCIETY                           2009      4.000%            5,000            4,992            4,963
NEWS AMERICA INC                                  2008      6.625%           13,150           14,212           13,876
NEWS AMERICA INC                                  2010      4.750%            2,000            2,032            2,009
NEWS AMERICA INC                                  2014      5.300%            5,000            4,997            5,130
NISOURCE INC                                      2006      3.628%           10,000           10,034            9,870
OLD NATIONAL BANCORP                              2008      3.500%            7,000            6,986            6,845
POPULAR NA INC                                    2008      4.250%           12,500           12,474           12,555
POPULAR NA INC                                    2008      3.875%            2,500            2,503            2,473
PRICOA GLOBAL FUNDING I                           2008      4.350%           38,000           38,132           38,241 (d)
PRICOA GLOBAL FUNDING I                           2010      3.351%           15,000           15,000           15,019 (d)
PRICOA GLOBAL FUNDING I                           2010      4.200%            2,480            2,477            2,468 (d)
QUEBECOR WORLD CAPITAL CORP                       2006      7.200%           10,000           10,000           10,141 (d)
ROGERS WIRELESS INC                               2010      6.535%            1,500            1,551            1,564
SAFECO CORP                                       2010      4.875%            6,000            5,978            6,109
SHEAR LEH HUTT HLDG                               2006      6.250%           10,000            9,996           10,196
SHEAR LEH HUTT HLDG                               2010      4.375%            8,500            8,443            8,511
SHEAR LEH HUTT HLDG                               2010      4.250%            5,000            4,981            4,985
SIMON PROPERTY GROUP INC                          2007      7.125%           10,000           10,110           10,547
SIMON PROPERTY GROUP L.P.                         2009      3.750%            9,000            8,912            8,760
SLM CORP                                          2008      3.625%           15,000           15,025           14,744
ST PAUL COMPANIES                                 2007      5.750%            7,000            6,991            7,168
SUNTRUST BANK                                     2009      4.550%           20,000           19,985           19,817
SUNTRUST BANK                                     2011      6.375%            3,500            3,900            3,861
SUNTRUST BANKS INC                                2007      5.050%            7,500            7,499            7,619
TIAA GLOBAL MARKETS                               2008      3.875%            7,500            7,496            7,456 (d)

                                   Page 18



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

TRAVELERS PROPERTY CASUALTY                       2008      3.750%            5,000            4,993            4,916
UNION PLANTERS NATIONAL BANK                      2007      5.125%            5,000            4,999            5,114
US BANCORP                                        2008      3.125%            5,000            4,926            4,868
US BANK NA                                        2009      3.400%            6,800            6,721            6,617
US BANK NA                                        2011      6.375%           11,455           12,477           12,638
WACHOVIA CORP                                     2005      7.450%            5,000            5,000            5,005
WACHOVIA CORP                                     2006      4.950%            6,000            5,997            6,064
WACHOVIA CORP                                     2009      3.625%           10,000            9,983            9,832
WASHINGTON MUTUAL BANK FA                         2011      6.875%            1,500            1,661            1,673
WASHINGTON MUTUAL INC                             2006      7.500%            1,400            1,398            1,454
WASHINGTON MUTUAL INC                             2008      4.375%           12,980           13,171           13,016
WELLS FARGO & CO                                  2007      5.125%            5,000            5,000            5,083
WELLS FARGO & CO                                  2008      3.500%            5,000            4,997            4,918
WELLS FARGO BANK NA                               2011      6.450%           20,250           22,412           22,336
WESTFIELD GROUP                                   2010      4.375%           12,500           12,458           12,480 (d)
WORLD SAVINGS BANK FSB                            2009      4.125%           15,000           14,958           14,936
WORLD SAVINGS BANK FSB                            2009      4.500%           30,000           30,111           30,440
                                                -------------------------------------------------------------------------------
TOTAL - CORPORATE - FINANCE                                                 918,946          913,774          913,217

Corporate - Industrial                                                            0                0                0
ALUMINUM CO OF AMERICA-ALCOA                      2007      4.250%           10,000            9,985           10,048
AMERICAN STANDARD INC                             2008      7.375%            2,000            1,960            2,140
ANADARKO PETRO CORP                               2008      3.250%           10,000           10,082            9,734
ARCH WESTERN FINANCE LLC                          2013      6.750%              500              507              516
ARGOSY GAMING                                     2014      7.000%              455              456              501
ASHLAND INC                                       2005      7.830%            1,100            1,100            1,105
ASIF GLOBAL FINANCE                               2008      3.344%           15,000           15,000           14,921 (d)
BALL CORP                                         2012      6.875%            2,000            2,053            2,105
BCP CRYSTAL US HOLDINGS CORP                      2014      9.625%              325              327              364
BEAZER HOMES USA INC                              2013      6.500%              750              769              741
BOISE CASCADE LLC                                 2012      6.016%            1,000            1,016            1,010 (d)
BOISE CASCADE LLC                                 2014      7.125%              500              525              491 (d)
BOYD GAMING CORP                                  2014      6.750%            1,000            1,002            1,025
BRITISH SKY BROADCASTING                          2009      6.875%            1,500            1,471            1,614
BURLINGTON NORTHERN AND SANTA                     2012      4.255%            5,586            5,586            5,484 (d)
BURLINGTON NORTHERN AND SANTA                     2012      4.255%           10,000           10,000            9,827 (d)
BURLINGTON NORTHERN SANTA FE C                    2005      6.375%            5,000            5,000            5,052
BURLINGTON NORTHERN SANTA FE C                    2010      7.125%            5,000            5,644            5,638
CADBURY SCHWEPPES US                              2008      3.875%           12,500           12,475           12,325 (d)
CAESARS ENTERTAINMENT INC                         2013      7.000%            1,000            1,075            1,110
CALIFORNIA STEEL INDUSTRIES                       2014      6.125%            1,500            1,492            1,395
CAMPBELL SOUP CO.                                 2008      5.875%            6,000            6,529            6,306
CANADIAN NATL RAILWAY COMPANY                     2009      4.250%           15,250           15,211           15,286
CARDINAL HEALTH INC                               2008      6.250%           16,585           17,587           17,370
CARNIVAL PLC                                      2007      3.750%           10,000            9,979            9,901
CASCADES INC                                      2013      7.250%              435              446              425
CASE CORP                                         2005      7.250%            1,000            1,002            1,000
CHESAPEAKE ENERGY CORP                            2013      7.500%            1,500            1,575            1,624
CHESAPEAKE ENERGY CORP                            2016      6.875%              750              798              782
CHESAPEAKE ENERGY CORP                            2014      7.500%            1,000            1,023            1,085
CHESAPEAKE ENERGY CORP                            2015      6.375%              300              304              308 (d)
CHURCH & DWIGHT                                   2012      6.000%            1,750            1,759            1,768
COCA-COLA ENTERPRISES INC                         2007      5.250%           10,000            9,979           10,225
COMCAST CORP                                      2011      5.500%            7,500            7,882            7,823
COMMUNITY HEALTH SYSTEMS INC                      2012      6.500%            2,350            2,374            2,391

                                   Page 19



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

CONOCO FUNDING CO                                 2006      5.450%            3,000            3,046            3,054
COTT BEVERAGES INC                                2011      8.000%            1,750            1,739            1,877
CSC HOLDINGS INC                                  2007      7.875%            2,500            2,444            2,581
CSC HOLDINGS INC                                  2012      6.750%              500              513              469 (d)
CSX CORP                                          2007      7.450%            3,600            3,846            3,801
CSX CORP                                          2009      4.875%            8,000            8,085            8,135
CVS CORP                                          2009      4.000%           17,500           17,575           17,339
DAIMLERCHRYSLER NA HLDG                           2006      6.400%            6,000            6,056            6,108
DAIMLERCHRYSLER NA HLDG                           2008      4.750%            9,000            9,286            9,026
DAIMLERCHRYSLER NA HLDG                           2008      4.050%           10,000           10,095            9,825
DAVITA INC                                        2013      6.625%            1,000              999            1,033 (d)
DEERE CREDIT INC                                  2008      3.900%           15,000           15,098           14,912
DEL MONTE FOODS COMPANY                           2015      6.750%            1,500            1,511            1,523 (d)
DENBURY RESOURCES INC                             2013      7.500%              500              515              524
DEX MEDIA WEST                                    2010      8.500%              890              932              970
DEX MEDIA WEST                                    2011      5.875%            1,250            1,250            1,234
DIRECT TV                                         2015      6.375%            1,000              991              995 (d)
DISNEY COMPANY - THE WALT                         2006      5.500%           10,000           10,022           10,160
DISNEY COMPANY - THE WALT                         2007      5.375%            5,000            4,995            5,105
DOMINOS INC                                       2011      8.250%              500              521              533
DONNELLEY - RR & SONS                             2009      3.750%            7,500            7,492            7,263
DOW CHEMICAL                                      2009      4.027%           22,500           22,500           22,091 (d)
DRS TECHNOLOGIES INC                              2013      6.875%            2,550            2,595            2,639
ECHOSTAR DBS CORP                                 2008      5.750%            1,750            1,755            1,739
ECHOSTAR DBS CORP                                 2011      6.375%            1,000            1,000              991
EMMIS COMMUNICATIONS CORP                         2012      6.875%            1,000            1,004              990
ENCORE ACQUISITION CO                             2012      8.375%            1,000            1,050            1,085
ENCORE ACQUISITION CO                             2014      6.250%            1,000              953            1,013
ENERGIZER HOLDINGS INC                            2007      3.440%            6,000            6,000            5,876 (d)
EQUIFAX INC                                       2007      4.950%            4,000            3,996            4,074
EQUISTAR CHEMICALS LP                             2009      8.750%            1,500            1,553            1,579
FEDEX CORP                                        2009      3.500%           34,500           34,265           33,625
FISHER SCIENTIFIC INTL INC                        2013      8.000%            1,000            1,054            1,143
FLEXTRONICS INTERNATIONAL                         2013      6.500%            1,050            1,061            1,087
GARDNER DENVER INC                                2013      8.000%              250              250              253 (d)
GENERAL ELECTRIC CAP CORP                         2008      3.500%            7,500            7,496            7,379
GENERAL ELECTRIC CAP CORP                         2010      4.250%            2,000            1,992            1,993
GENERAL ELECTRIC CAP CORP                         2007      5.375%            5,000            4,993            5,112
GENERAL ELECTRIC CAP CORP                         2008      4.250%            4,000            3,987            4,013
GENERAL MILLS                                     2007      5.125%            7,300            7,447            7,414
GENERAL MOTORS ACCEPTANCE CORP                    2011      6.875%           12,500           13,288           11,539
GEORGIA GULF CORP                                 2013      7.125%            2,450            2,554            2,557
GRAPHIC PKG INTL CORP                             2011      8.500%            1,000            1,084            1,030
HALLIBURTON CO                                    2010      5.500%           32,500           33,766           34,084
HALLMARK CARDS INC                                2008      4.220%           10,000           10,000            9,812 (d)
HARRAHS OPERATING CO                              2005      7.875%            2,000            2,009            2,030
HCA INC                                           2012      6.300%            1,800            1,824            1,848
HCA INC                                           2009      5.500%              500              502              501
HILTON HOTELS CORP                                2009      7.200%            1,500            1,542            1,644
HOME DEPOT INC                                    2009      3.750%           33,500           33,486           33,127
HORTON D R INC                                    2009      8.000%            2,000            1,995            2,178
HORTON D R INC                                    2012      5.375%            4,500            4,475            4,414
HOST MARRIOTT L.P.                                2013      7.125%            2,000            2,066            2,085
ING SECURITY LIFE INSTITUTIONA                    2010      4.250%           23,750           23,721           23,686 (d)
ING SECURITY LIFE INSTITUTIONA                    2010      3.331%           11,750           11,768           11,751 (d)

                                   Page 20



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

INTERNATIONAL PAPER COMPANY                       2008      3.800%           15,000           15,065           14,738
INTERNATIONAL PAPER COMPANY                       2009      4.250%            2,000            1,998            1,974
INTERNATIONAL PAPER COMPANY                       2010      4.000%            7,500            7,495            7,280
JAMES RIVER CORP                                  2007      6.875%            1,000            1,017            1,040
JONES APPAREL GROUP INC                           2006      7.875%            2,000            1,999            2,053
JONES APPAREL GROUP INC                           2009      4.250%           13,750           13,749           13,418
K HOVNANIAN ENTERPRISES INC                       2014      6.375%            1,000            1,029              995
K HOVNANIAN ENTERPRISES INC                       2015      6.250%              750              750              741
KB HOME                                           2014      5.750%            1,250            1,245            1,239
KB HOME                                           2015      5.875%            1,415            1,402            1,404
KELLOGG CO.                                       2006      6.000%            5,150            5,256            5,234
KELLOGG CO.                                       2008      2.875%            5,000            4,999            4,814
KENDALL-JACKSON WINE ESTATES L                    2009      4.420%           12,000           12,000           11,706 (d)
KEY ENERGY GROUP INC                              2013      6.375%              820              780              824
KRAFT FOODS INC                                   2006      4.625%           15,000           14,993           15,099
KRAFT FOODS INC                                   2008      4.000%            4,000            3,985            3,971
KROGER COMPANY                                    2006      8.150%            4,000            4,001            4,157
L-3 COMMUNICATIONS CORP                           2013      6.125%            2,750            2,751            2,764
L-3 COMMUNICATIONS CORP                           2015      5.875%            1,000            1,000              970
LAMAR MEDIA CORP                                  2013      7.250%            1,745            1,845            1,841
LIN TELEVISION CORP                               2013      6.500%            1,500            1,481            1,425
LOCKHEED CORP                                     2009      8.200%           16,000           18,675           18,537
LOUISIANA PACIFIC                                 2005      8.500%            1,000            1,000            1,004
MANITOWOC CO                                      2013      7.125%            1,575            1,605            1,646
MASCO CORP                                        2007      4.625%            5,000            4,995            5,028
MAY DEPT STORES                                   2009      4.800%           17,500           17,572           17,690
MEDIANEWS GROUP INC                               2013      6.875%            1,500            1,494            1,487 (d)
MERITAGE CORP                                     2015      6.250%              250              251              233
MERITOR AUTOMOTIVE INC                            2009      6.800%              500              514              495
MGM MIRAGE INC                                    2009      6.000%            2,250            2,260            2,264
MGM MIRAGE INC                                    2014      5.875%              800              798              776
MOHEGAN TRIBAL GAMING AUTHORIT                    2009      6.375%            1,500            1,514            1,530
MOOG INC                                          2015      6.250%            1,500            1,514            1,496
NALCO COMPANY                                     2011      7.750%            1,500            1,542            1,598
NEIGHBORCARE INC                                  2013      6.875%              500              504              523
NEWFIELD EXPLORATION CO                           2011      7.625%            2,500            2,573            2,738
NEWFIELD EXPLORATION CO                           2014      6.625%              200              209              210
NORAMPAC INC                                      2013      6.750%            2,500            2,487            2,506
NORTHROP GRUMMAN                                  2011      7.125%            5,000            5,542            5,655
NOVA CHEMICALS CORPORATION                        2012      6.500%            1,800            1,877            1,746
NOVELIS INC                                       2015      7.250%            1,300            1,330            1,305 (d)
OCCIDENTAL PETROLEUM CORP                         2008      7.375%            7,500            8,099            8,250
OFFICEMAX INC                                     2013      7.000%            1,500            1,579            1,734
OFFSHORE LOGISTICS INC                            2013      6.125%              500              480              483
OMNICARE INC                                      2013      6.125%            1,750            1,778            1,733
OWENS-BROCKWAY                                    2011      7.750%            1,500            1,551            1,594
PACIFIC ENERGY PARTNERS                           2014      7.125%              500              508              521
PACKAGING CORP OF AMERICA                         2008      4.375%            3,250            3,241            3,188
PEABODY ENERGY CORP                               2013      6.875%            2,800            2,893            2,968
PEABODY ENERGY CORP                               2016      5.875%            1,000            1,007            1,000
PQ CORP                                           2013      7.500%              348              355              342 (d)
PRAXAIR INC.                                      2008      2.750%           15,000           14,961           14,481
RADIO ONE INC                                     2013      6.375%              165              168              162 (d)
RAYTHEON COMPANY                                  2010      6.550%            1,655            1,844            1,792
RAYTHEON COMPANY                                  2010      6.000%              638              698              682

                                   Page 21



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

RAYTHEON COMPANY                                  2007      4.500%            2,995            3,022            3,003
RIO ALTO EXPLORATION LTD                          2005      7.690%            9,000            9,000            9,127 (d)
RIO TINTO LTD                                     2008      2.625%           12,500           12,498           11,904
ROGERS CABLE SYSTEMS                              2013      6.250%            1,500            1,521            1,496
RUSSEL METALS                                     2014      6.375%              865              855              809
SAFEWAY INC                                       2007      4.800%            5,000            4,996            5,023
SARA LEE CORP                                     2008      2.750%           15,000           14,969           14,358
SCHULER HOMES INC                                 2009      9.375%            1,000            1,000            1,048
SCOTTS COMPANY                                    2013      6.625%            1,500            1,527            1,549
SEAGATE TECHNOLOGY                                2009      8.000%              250              264              266
SHAW COMMUNICATIONS INC                           2011      7.250%            1,250            1,298            1,359
SILGAN HOLDING                                    2013      6.750%            1,000            1,001            1,030
SINCLAIR BROADCAST GROUP INC.                     2012      8.000%              500              523              513
SPEEDWAY MOTOR SPORT                              2013      6.750%            1,000            1,011            1,038
STANDARD PACIFIC CP                               2008      6.500%            1,500            1,504            1,519
STANLEY WORKS                                     2007      3.500%            2,500            2,495            2,466
STARWOOD HOTELS AND RESORTS WO                    2012      7.875%              500              548              564
STATION CASINOS INC.                              2012      6.000%            1,660            1,629            1,685
SUSQUEHANNA MEDIA CO                              2013      7.375%            1,000            1,032            1,045
TARGET CORP                                       2009      5.375%            6,150            6,327            6,428
TEREX CORPORATION                                 2014      7.375%              500              495              518
TEXAS GENCO HOLDINGS                              2014      6.875%            2,250            2,331            2,368 (d)
THOMSON CORP                                      2009      4.250%            7,500            7,453            7,424
TIME WARNER INC                                   2006      6.125%            8,000            7,997            8,125
TIME WARNER INC                                   2007      6.150%            8,000            8,374            8,278
TRANSDIGM INC                                     2011      8.375%              750              788              795
TRIAD HOSPITALS                                   2013      7.000%              500              513              514
TRIAD HOSPITALS                                   2012      7.000%            1,500            1,500            1,564
TYCO INTL GROUP SA                                2009      6.125%           13,500           14,112           14,283
UNION PACIFIC CORP                                2009      3.875%            6,000            5,989            5,921
UNION PACIFIC CORP                                2010      3.625%            3,000            2,985            2,880
UNION PACIFIC RAILROAD COMPANY                    2012      3.860%           13,252           13,252           12,778 (d)
UNION TANK                                        2008      6.500%            1,653            1,651            1,712
UNITED HEALTHCARE                                 2005      7.500%            6,000            5,998            6,068
UNITED RENTALS - NORTH AMERICA                    2012      6.500%              915              914              900
UNITED STATES STEEL                               2010      9.750%            1,500            1,569            1,616
UNIVERSAL COMPRESSION INC                         2010      7.250%            1,500            1,580            1,568
VAIL RESORTS INC                                  2014      6.750%              500              509              508
VALERO ENERGY CORP                                2007      6.125%            3,500            3,497            3,608
VALMONT INDUSTRIES                                2014      6.875%            1,500            1,503            1,500
VALSPAR CORP                                      2007      6.000%           10,000            9,980           10,227
VIACOM INC                                        2007      5.625%            2,500            2,516            2,553
VIDEOTRON - LE GRPE LTD                           2014      6.875%            1,000            1,019            1,018
VIN & SPIRIT AB - V&S                             2008      3.570%           15,000           15,000           14,526 (d)
WABTEC                                            2013      6.875%            1,360            1,379            1,394
WALMART STORES                                    2006      5.450%           10,000           10,076           10,151
WALMART STORES                                    2011      4.125%           20,000           20,094           19,856
WCI COMMUNITIES                                   2013      7.875%            1,810            1,852            1,810
WEYERHAEUSER CO                                   2008      5.950%           10,000           10,242           10,470
XTO ENERGY INC                                    2013      6.250%            1,500            1,538            1,625
XTO ENERGY INC                                    2014      4.900%            1,000              994              994
                                                -------------------------------------------------------------------------------
TOTAL - CORPORATE - INDUSTRIAL                                              937,846          950,992          945,142

Corporate - Utility                                                               0                0                0

ALLTEL CORP                                       2007      4.656%           10,000           10,125           10,079

                                   Page 22



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

AMERICAN ELECTRIC POWER                           2010      5.375%            6,000            6,266            6,227
AMERICAN ELECTRIC POWER                           2009      4.490%           15,000           15,000           14,543 (d)
AMERITECH CAPITAL FUNDING CORP                    2008      6.150%            7,000            7,525            7,319
BELLSOUTH CAP FUNDING                             2010      7.750%           15,000           17,009           17,086
BRITISH TELECOMM/PP                               2005      7.875%           12,500           12,632           12,718
BROADWING (CINCINNATI BELL)                       2013      7.250%            1,250            1,271            1,313
CINGULAR WIRELESS LLC                             2006      5.625%            5,000            4,994            5,083
COMCAST CABLE COMMUNICATIONS I                    2008      6.200%           15,000           15,992           15,863
COMCAST CABLE COMMUNICATIONS I                    2006      6.375%            1,300            1,300            1,317
CONSOLIDATED EDISON CO OF NEW                     2008      6.250%            6,000            6,416            6,301
CONSOLIDATED EDISON INC                           2008      3.625%            9,000            8,982            8,865
CONSOLIDATED NAT GAS CO                           2008      6.625%            5,700            6,181            6,102
CONSUMERS ENERGY                                  2008      6.375%            2,500            2,675            2,621
CONSUMERS ENERGY                                  2008      4.250%            9,500            9,704            9,488
DETROIT ENERGY                                    2009      6.650%            5,000            5,408            5,383
DEUTSCHE TELEKOM INTERNATIONAL                    2010      8.500%           15,750           18,594           18,253
DEUTSCHE TELEKOM INTERNATIONAL                    2008      3.875%            5,000            5,001            4,933
DPL INC                                           2011      6.875%            1,250            1,290            1,350
DUKE ENERGY CORP.                                 2008      3.750%            4,500            4,501            4,442
DUKE ENERGY CORP.                                 2008      4.200%           10,000           10,059            9,964
ENERGY EAST CORP                                  2006      5.750%            7,500            7,487            7,644
FIRSTENERGY CORP.                                 2006      5.500%           10,000            9,997           10,159
FPL FUELS INC                                     2006      2.340%            5,370            5,370            5,281 (d)
FPL FUELS INC                                     2006      2.340%            4,630            4,630            4,552 (d)
FPL GROUP CAPITAL INC.                            2007      4.086%           15,000           15,134           14,995
FRANCE TELECOM                                    2006      7.450%           14,301           14,653           14,614
GULF STATE UTILITIES                              2009      3.730%           10,000           10,000           10,021
KANSAS CITY POWER & LIGHT                         2005      7.125%           10,000           10,052           10,149
KANSAS CITY POWER & LIGHT                         2007      6.000%            4,000            3,997            4,094
MIDAMERICAN ENERGY HLDGS                          2008      3.500%            9,500            9,491            9,258
NISOURCE FINANCE CORPORATION                      2010      7.875%            7,500            8,644            8,618
NISOURCE FINANCE CORPORATION                      2006      3.200%            3,000            3,001            2,963
NORTHERN STATES POWER                             2010      4.750%            3,500            3,493            3,566
NRG ENERGY INC                                    2013      8.000%            1,000            1,020            1,055 (d)
PACIFIC GAS AND ELECTRIC COMPA                    2009      3.600%           17,500           17,159           17,123
PACIFIC GAS AND ELECTRIC COMPA                    2011      4.200%            6,250            6,236            6,150
PACIFICORP                                        2008      4.300%            6,500            6,494            6,525
PECO ENERGY COMPANY                               2008      3.500%           20,000           20,000           19,647
PLAINS EXPLOR & PROD                              2014      7.125%              895              904              958
PPL ELECTRIC UTILITIES CORPORA                    2007      5.875%            6,135            6,509            6,351
PROGRESS ENERGY CAROLINAS                         2009      5.950%            4,000            4,222            4,211
PROGRESS ENERGY INC                               2006      6.750%            2,100            2,100            2,136
PROGRESS ENERGY INC                               2008      5.850%           10,000            9,998           10,405
PUB SERV CO OF COLORADO                           2008      4.375%            8,730            8,881            8,784
PUGET ENERGY INC                                  2008      3.363%            3,500            3,500            3,406
RELIANT RESOURCES INC                             2014      6.750%            1,500            1,524            1,470
SBC COMMUNICATIONS INC                            2011      6.250%            7,000            7,528            7,592
SBC COMMUNICATIONS INC                            2006      5.750%            5,000            5,033            5,071
SBC COMMUNICATIONS INC                            2009      4.125%            5,000            4,970            4,959
SCANA CORP                                        2008      3.480%           20,000           20,000           20,018
SEMPRA ENERGY                                     2009      4.750%           11,000           10,995           11,099
SOUTHERN CA EDISON                                2007      3.465%           15,000           14,982           14,980
SOUTHERN CA GAS CO                                2009      3.500%           10,000           10,000            9,997
SOUTHERN COMPANY CAPITAL FUNDI                    2007      5.300%            6,500            6,496            6,637
SOUTHWESTERN PUB SRV CO                           2006      5.125%            7,000            6,994            7,084

                                   Page 23



                                                                           BAL HELD AT
                                                                        6/30/05 PRINCIPAL
                                                                         AMT OF BONDS &                       VALUE AT
                                                                          NOTES OR # OF        COST            6/30/05
ISSUER NAME AND ISSUER TITLE                                                SHARES(F)    (NOTES A, C & F)   (NOTES A & F)
---------------------------------------------                          --------------------------------------------------------

SPRINT CAPITAL CORP                               2011      7.625%           10,000           11,254           11,421
TAMPA ELECTRIC CO                                 2007      5.375%            3,785            3,974            3,869
TELECOM ITALIA                                    2010      4.000%           15,000           14,771           14,575 (d)
TELECOM ITALIA CAPITAL                            2008      4.000%           10,000           10,079            9,849
TELEFONICA EUROPE                                 2005      7.350%            8,000            8,000            8,053
TELUS CORP ORD                                    2007      7.500%            9,000            9,541            9,521
TOYO COMMUNICATION EQUIPMENT                      2008      2.875%           20,000           19,935           19,327
TRANS CONTINENTAL GAS PIPELINE                    2011      7.000%              750              792              808
VERIZON NEW YORK INC                              2012      6.875%            4,000            4,358            4,421
VIRGINIA ELEC & PWR CO                            2006      5.750%            4,675            4,672            4,734
VODAFONE GROUP PLC                                2005      7.625%                0                0                0
VODAFONE GROUP PLC                                2010      7.750%            4,400            5,132            5,024
VODAFONE GROUP PLC                                2008      3.950%            3,500            3,528            3,490
WESTAR ENERGY INC                                 2007      7.875%            2,448            2,598            2,605
WISCONSIN ENERGY                                  2008      5.500%            2,500            2,583            2,595
XCEL ENERGY                                       2008      3.400%            2,500            2,446            2,440
                                                -------------------------------------------------------------------------------
TOTAL - CORPORATE - UTILITY                                                 541,719          556,081          553,552

                                                -------------------------------------------------------------------------------
TOTAL - CORPORATE DEBT SECURITIES                                         2,398,511        2,420,846        2,411,911

                                                -------------------------------------------------------------------------------
TOTAL - BONDS AND NOTES                                                   6,100,735        6,132,483        6,122,285

PREFERRED STOCK                                                                   0                0                0

PREFERRED STOCK - STATED MATURITY                                                 0                0                0
Corporate - Industrial                                                            0                0                0
BHP OPERATIONS                                    2006      6.760%               50            5,000            5,116 (d)
WHIRLPOOL CORP                                    2008      6.550%                9              902              970 (d)
                                                -------------------------------------------------------------------------------
TOTAL - CORPORATE - INDUSTRIAL                                                   59            5,902            6,086

Corporate - Utility                                                               0                0                0
AMERENCILCO                                       2008      5.850%               33            3,315            3,310
INDIANA MICHIGAN PWR CO                           2009      5.900%                0                0                0
LOUISVILLE GAS & ELECTRIC CO                      2008      5.875%               11            1,079            1,081
SAN DIEGO GAS & ELEC COMPANY                      2008      7.050%               45            1,138            1,121
                                                -------------------------------------------------------------------------------
TOTAL - CORPORATE - UTILITY                                                      89            5,533            5,512

                                                -------------------------------------------------------------------------------
TOTAL - PREFERRED STOCK - STATED MATURITY                                       148           11,435           11,598

PREFERRED STOCK - PERPETUAL                                                       0                0                0
Corporate - Finance                                                               0                0                0
CITIBANK-NEW YORK NY                                        0.000%              100           10,000           10,072
CITIGROUP INC                                               5.860%              150            7,782            7,667
                                                -------------------------------------------------------------------------------
TOTAL - CORPORATE - FINANCE                                                     250           17,782           17,739

                                                -------------------------------------------------------------------------------
TOTAL - PREFERRED STOCK - PERPETUAL                                             250           17,782           17,739

                                                -------------------------------------------------------------------------------
TOTAL - PREFERRED STOCK                                                         397           29,217           29,337

                                                -------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES OF
 UNAFFILIATED ISSUERS                                                     6,131,132        6,191,650        6,181,572

NOTES:
a) All available for sale securities are carried at fair value on the balance sheet.
b) In the absence of readily available market quotations, securities are valued by Ameriprise Certificate Company at fair value.
c) Aggregate cost of investment in securities of unaffiliated issuers for federal income tax purposes was approximately $6.2 billion.
d) Securities acquired in private placement transactions. Securities may require registration under federal securities law if they were to be publicly sold.
e) Non-income producing securities.
f) Individual items may not add to sub-totals and totals due to rounding.

                                   Page 24